INCOME TAXES - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	12.00%	12.00%	12.00%
Expected increase in net loss attributable to the parent if taxes on profits generated from income received from under the Services and Right to Use Arrangements have been paid	$ 0		$ 32,467,000
Effective tax rate	0.20%	0.20%	0.90%
Valuation allowances	$ 74,417,000	$ 75,867,000
Adjusted operating tax losses carried forwards, expired	135,008,000
Aggregate undistributed earnings of foreign subsidiaries	846,735,000	892,924,000
Provision related to tax withholding for dividends	0	0
Deferred income tax liability, undistributed earnings	101,608,000	107,151,000
Interest and penalties related to uncertain tax positions recognized	$ 0	0
Diluted Earnings Per Class A Share [Member]
Schedule Of Income Taxes [Line Items]
Expected increase in loss per share if taxes on profits generated from income received from under the Services and Right to Use Arrangements have been paid	$ 0		$ 0.134
Operating Tax Loss Carry Forwards Expiring 2022 [Member]
Schedule Of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards expiration		130,596,000
Operating Tax Loss Carry Forwards Expiring 2023 [Member]
Schedule Of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards expiration		144,252,000
Operating Tax Loss Carry Forwards Expiring 2024 [Member]
Schedule Of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards expiration		$ 100,227,000
Macau Complementary Tax [Member]
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	12.00%	12.00%	12.00%
Statute of limitation for tax return	5 years
Hong Kong Profits Tax [Member]
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	16.50%	16.50%	16.50%
Statute of limitation for tax return	6 years
Macau Tax [Member]
Schedule Of Income Taxes [Line Items]
Statute of limitation for tax return	5 years
Period For Which Complementary Tax exemption Applied	January 1, 2022 to June 26, 2022